Dividend Restrictions and Capital Requirements (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividend Restrictions and Capital Requirements (Textual) [Abstract]
Dividends from the subsidiary Bank	$ 385	$ 280
Retained net profits of the Bank	$ 2,938